Income Tax (Deferred Income Tax Assets and Liabilities) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Future tax credits	$ 3,042	$ 2,808
Inventory valuation	3,353	2,893
Employee benefits	2,884	2,742
Insurance	1,244	3,422
Otrher comprehensive loss	7,194	14,416
Interest	138	118
Deferred gain on sale/leaseback	26	54
Prepaid revenue	1,118	1,619
Other deferred	859	232
Severance	87	237
Total	19,945	28,541
Property basis and depreciation difference	10,757	13,274
Pension	725	3,012
Total	11,482	16,286
Valuation allowance - non-current	390	758
Net deferred income tax asset	$ 8,073	$ 11,497